Financial assets held for trading - Breakdown by issuing entity and credit rating (Details) - Financial assets held for trading € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Financial assets held for trading
Nominal value	€ 5,450
Fair value	5,502
Quoted bonds issued by sovereign state
Financial assets held for trading
Nominal value	1,206
Fair value	1,223
Quoted bonds issued by sovereign states, Fixed rate bonds
Financial assets held for trading
Nominal value	854
Fair value	870
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy
Financial assets held for trading
Nominal value	499
Fair value	€ 506
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds | Chile
Financial assets held for trading
Nominal value	€ 187
Fair value	€ 192
Rating - Moody's	A1
Rating - S&P	A+
Quoted bonds issued by sovereign states, Fixed rate bonds | Other countries
Financial assets held for trading
Nominal value	€ 168
Fair value	€ 172
Rating - Moody's	from Aaa to Baa1
Rating - S&P	from AAA to A-
Quoted bonds issued by sovereign states, Floating rate bonds
Financial assets held for trading
Nominal value	€ 352
Fair value	353
Quoted bonds issued by sovereign states, Floating rate bonds | Italy
Financial assets held for trading
Nominal value	253
Fair value	€ 255
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Floating rate bonds | Germany
Financial assets held for trading
Nominal value	€ 56
Fair value	€ 55
Rating - Moody's	Aaa
Rating - S&P	AAA
Quoted bonds issued by sovereign states, Floating rate bonds | Other countries
Financial assets held for trading
Nominal value	€ 43
Fair value	€ 43
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AA+ to BBB
Other Bonds
Financial assets held for trading
Nominal value	€ 4,244
Fair value	4,279
Other Bonds Fixed rate bonds
Financial assets held for trading
Nominal value	1,921
Fair value	1,957
Other Bonds Fixed rate bonds | Quoted bonds issued by industrial companies
Financial assets held for trading
Nominal value	974
Fair value	€ 992
Rating - Moody's	from Aa2 to Baa3
Rating - S&P	from AA to BBB-
Other Bonds Fixed rate bonds | Quoted bonds issued by financial and insurance companies
Financial assets held for trading
Nominal value	€ 893
Fair value	€ 910
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Other Bonds Fixed rate bonds | Other bond
Financial assets held for trading
Nominal value	€ 54
Fair value	€ 55
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AAA to BBB-
Other Bonds Floating rate bonds
Financial assets held for trading
Nominal value	€ 2,323
Fair value	2,322
Other Bonds Floating rate bonds | Quoted bonds issued by industrial companies
Financial assets held for trading
Nominal value	791
Fair value	€ 787
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Other Bonds Floating rate bonds | Quoted bonds issued by financial and insurance companies
Financial assets held for trading
Nominal value	€ 1,298
Fair value	€ 1,301
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Other Bonds Floating rate bonds | Other bond
Financial assets held for trading
Nominal value	€ 234
Fair value	€ 234
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AAA to BBB-